Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 8	$ 572
Cash - restricted		535	$ 0
Trade receivables, net	17,096	13,603	14,223
Receivables from affiliates	44	1,413	959
Inventory	25,123	30,896	29,028
Prepaid expenses and other	681	537	98
Total current assets	42,952	47,556	44,308
NON-CURRENT ASSETS
Property, plant and equipment, net	14,252	15,402	17,157
Intangible assets, net	23,914	25,824	28,371
Goodwill	30,579	30,579	30,579
Deferred financing costs-revolving loan facility	317	371	219
Deferred tax asset	947
Total assets	112,961	119,732	120,634
LIABILITIES AND STOCKHOLDERS' EQUITY
Note payable - current portion	2,150	3,000	1,500
Trade accounts payable	14,209	11,976	12,623
Payables to affiliates	1,123	2,298	1,658
Accrued compensation and benefits	1,049	1,073	1,024
Accrued warranties	1,879	1,870	2,140
Accrued product liability- short term	915	2,125	2,000
Accrued other	1,139	1,312	940
Income taxes payable	31
Total current liabilities	22,495	23,654	21,885
NON-CURRENT LIABILITIES
Revolving loan facility	7,439	15,605	12,372
Note payable - long term, net	15,685	26,265	34,462
Accrued product liability- long term	82		1,500
Other long-term liabilities	731	773	807
Total liabilities	46,432	66,297	71,026
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 5,000 authorized, none outstanding at September 30, 2017 and December 31, 2016, respectively
Members' equity		54,787	49,787
Common stock, $0.001 par value, 50,000 authorized, 9,800 and 8,000 shares issued and outstanding at September 30, 2017 and December 31, 2016, respectively	10
Additional paid-in capital	65,367	54,787
Retained earnings (accumulated deficit)	1,152	(1,352)	(179)
Total Stockholders' Equity	66,529	53,435
TOTAL MEMBERS' EQUITY		53,435	49,608
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 112,961	$ 119,732	$ 120,634